Property, Plant and Equipment - Changes to the Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 332.5	$ 355.0
Additions	58.2	51.4
Acquisitions through business combination	22.8
Depreciation	(68.8)	(68.8)
Write down of assets and other disposals	(3.9)	(5.2)
Foreign exchange and other	(2.1)	0.1
Property, plant and equipment, ending balance	338.7	332.5
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	24.2	23.6
Additions	0.0	0.0
Acquisitions through business combination	0.0
Depreciation	0.0	0.0
Write down of assets and other disposals	0.0	0.0
Foreign exchange and other	(1.0)	0.6
Property, plant and equipment, ending balance	23.2	24.2
Buildings including improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	150.4	154.6
Additions	11.0	16.9
Acquisitions through business combination	17.8
Depreciation	(22.0)	(20.9)
Write down of assets and other disposals	(0.8)	(0.9)
Foreign exchange and other	(0.9)	0.7
Property, plant and equipment, ending balance	155.5	150.4
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	157.9	176.8
Additions	47.2	34.5
Acquisitions through business combination	5.0
Depreciation	(46.8)	(47.9)
Write down of assets and other disposals	(3.1)	(4.3)
Foreign exchange and other	(0.2)	(1.2)
Property, plant and equipment, ending balance	$ 160.0	$ 157.9